Stated capital - Change in shares issued and outstanding (Details) - ZAR (R) shares in Thousands, R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Number of shares
Balance (in shares)	564,420	563,435
Shares issued (in shares)	6,685	6,001
Share repurchase (in shares)	(9,158)	(5,016)
Balance (in shares)	561,947	564,420	563,435
Stated capital
Balance	R 846,405	R 854,345
Shares issued	13,776	10,726
Share repurchase	(73,548)	(18,666)	R (473,682)
Balance	R 786,633	R 846,405	R 854,345